Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Net operating loss carry-forward	$ 1,015,370	$ 391,242
Capital allowance	4,805	3,253
Lease liabilities	35,657	6,185
Other provisions	22,470	22,471
Less: valuation allowance	(1,040,858)	(415,300)	$ (220,560)
Subtotal	37,444	7,851
Deferred tax liabilities
Deferred tax liabilities arising from assets	$ (37,444)	$ (7,851)